Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited)		6 Months Ended
		Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 SGD ($) $ / shares shares	Jun. 30, 2024 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenue		$ 49,796	$ 63,337	$ 180,491
Purchases and other direct costs		(44,810)	(56,996)	(44,458)
Inventory write-off				(866)
Employee benefits expenses		(612,911)	(779,586)	(281,735)
Depreciation and amortization expenses		(19,948)	(25,373)	(13,235)
Operating lease expenses		(50,833)	(64,657)	(33,095)
Other expenses		(674,442)	(857,852)	(643,301)
Loss from operations		(1,353,148)	(1,721,127)	(836,199)
Non-operating income (expense):
Other income, net		(13,564)	(17,252)	112,160
Interest expense		(83,513)	(106,223)	(51,689)
Total non-operating expense, net		(97,077)	(123,475)	60,471
Loss before tax expense		(1,450,225)	(1,844,602)	(775,728)
Income tax (expense) credit				(8,296)
Net loss		(1,450,225)	(1,844,602)	(784,024)
Other comprehensive loss:
Foreign currency translation, net of income tax		5,877	7,475	15,066
Total comprehensive loss		(1,444,348)	(1,837,127)	(768,958)
Net loss attributable to THE GROWHUB LIMITED		(1,450,225)	(1,844,602)	(778,416)
Net comprehensive loss attributable to non-controlling interests				(5,608)
Net loss		(1,450,225)	(1,844,602)	(784,024)
Net comprehensive loss attributable to THE GROWHUB LIMITED		(1,444,348)	(1,837,127)	(760,629)
Net comprehensive loss attributable to non-controlling interests				(8,329)
Net comprehensive loss		$ (1,444,348)	$ (1,837,127)	$ (768,958)
Basic | (per share)		$ (0.07)	$ (0.09)	$ (0.04)
Diluted | (per share)		$ (0.07)	$ (0.09)	$ (0.04)
Basic	[1]	21,549,810	21,549,810	21,549,810
Diluted	[1]	21,549,810	21,549,810	21,549,810

[1]	Retroactively presented for the reorganization exercise described in Note 1.